NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
373,381 shares (cost $15,258,372)	$21,316,307
Federated NVIT High Income Bond Fund - Class I (HIBF)
126,219 shares (cost $824,064)	864,602
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
32,096 shares (cost $249,753)	287,262
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
4,137 shares (cost $42,993)	42,780
NVIT Fund - Class I (TRF)
7,463,908 shares (cost $75,167,933)	67,996,198
NVIT Government Bond Fund - Class I (GBF)
2,342,846 shares (cost $27,531,019)	26,919,300
NVIT Growth Fund - Class I (CAF)
347,812 shares (cost $3,950,836)	4,848,505
NVIT Money Market Fund - Class I (SAM)
10,506,314 shares (cost $10,506,314)	10,506,314
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
10,997 shares (cost $91,559)	105,682
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
728,641 shares (cost $5,546,383)	7,752,736
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,209,141 shares (cost $18,359,144)	22,754,150
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,867 shares (cost $37,842)	43,551
V.I. Capital Appreciation Fund - Series I (AVCA)
79,117 shares (cost $1,828,386)	1,843,429
V.I. Global Health Care Fund - Series I (IVHS)
13,471 shares (cost $197,447)	225,104
V.I. Global Real Estate Fund - Series I (IVRE)
55,832 shares (cost $766,378)	758,199
V.I. International Growth Fund - Series I (AVIE)
71,069 shares (cost $1,917,155)	2,038,974
VP Balanced Fund - Class I (ACVB)
593,757 shares (cost $3,912,531)	3,740,668
VP Capital Appreciation Fund - Class I (ACVCA)
341,067 shares (cost $3,192,077)	4,822,681
VP Income & Growth Fund - Class I (ACVIG)
591,670 shares (cost $3,930,605)	3,579,605
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,355,598 shares (cost $37,496,717)	40,220,594
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
544,047 shares (cost $14,018,519)	16,267,006
Appreciation Portfolio - Initial Shares (DCAP)
175,112 shares (cost $6,072,471)	6,205,957
Developing Leaders Portfolio - Initial Shares (DSC)
1,228,460 shares (cost $43,633,852)	37,578,581
Quality Bond Portfolio - Initial Shares (DQBP)
514,964 shares (cost $5,676,142)	5,947,833
Contrafund Portfolio - Service Class 2 (FC2)
173,851 shares (cost $4,016,993)	4,083,758
Equity-Income Portfolio - Initial Class (FEIP)
2,535,895 shares (cost $56,796,039)	48,232,716
High Income Portfolio - Initial Class (FHIP)
2,263,737 shares (cost $13,039,345)	12,609,016

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Templeton Foreign Securities Fund - Class 1 (TIF)
1,382,683 shares (cost $18,210,330)	20,104,212
Balanced Portfolio - I Class Shares (AMBP)
1,085,282 shares (cost $10,486,842)	11,493,136
Real Return Portfolio - Administrative Class (PMVRRA)
116,532 shares (cost $1,443,650)	1,531,231
Series D (Global Series) (SBLD)
54,936 shares (cost $540,210)	563,092
Series J (Mid Cap Growth Series) (SBLJ)
16,180 shares (cost $386,643)	486,209
Series N (Managed Asset Allocation Series) (SBLN)
16,104 shares (cost $287,758)	320,310
Series O (All Cap Value Series) (SBLO)
85,107 shares (cost $1,633,846)	1,899,597
Series P (High Yield Series) (SBLP)
26,688 shares (cost $588,955)	714,698
Series Q (Small Cap Value Series) (SBLQ)
43,881 shares (cost $1,088,870)	1,476,162
Series V (Mid Cap Value Series) (SBLV)
66,970 shares (cost $3,070,609)	3,869,531
Series X (Small Cap Growth Series) (SBLX)
19,141 shares (cost $243,440)	361,566
Series Y (Select 25 Series) (SBLY)
5,200 shares (cost $44,883)	51,743
Total Return Portfolio - Administrative Class (PMVTRA)
323,290 shares (cost $3,504,759)	3,582,058
Micro-Cap Portfolio - Investment Class (ROCMC)
144,647 shares (cost $1,392,689)	1,761,799

Total Investments	$399,806,852
Accounts Payable	(1,321)

$399,805,531

Contract Owners’ Equity:
Accumulation units	399,683,580
Contracts in payout (annuitization) period (note 1f)	121,951

Total Contract Owners’ Equity (note 5)	$399,805,531

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	JAIG	HIBF	NVNMO1	NVNSR1	TRF	GBF	CAF
Reinvested dividends	$6,102,356	135,522	68,784	559	238	661,910	826,148	27,394
Mortality and expense risk charges (note 2)	(4,843,158)	(247,756)	(10,279)	(3,687)	(69)	(852,479)	(365,788)	(56,065)

Net investment income (loss)	1,259,198	(112,234)	58,505	(3,128)	169	(190,569)	460,360	(28,671)

Realized gain (loss) on investments	(4,870,380)	2,030,339	(41,471)	12,645	1,192	(3,463,930)	51,064	195,322
Change in unrealized gain (loss) on investments	52,302,071	2,255,145	70,248	4,874	(613)	11,086,745	(532,387)	541,618

Net gain (loss) on investments	47,431,691	4,285,484	28,777	17,519	579	7,622,815	(481,323)	736,940

Reinvested capital gains	2,171,669	-	-	23,755	-	-	1,010,985	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,862,558	4,173,250	87,282	38,146	748	7,432,246	990,022	708,269

Investment Activity:	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	AVCA	IVHS	IVRE
Reinvested dividends	$18	49	-	282,126	34	13,221	-	33,892
Mortality and expense risk charges (note 2)	(147,276)	(1,100)	(87,619)	(268,045)	(451)	(21,830)	(2,750)	(8,778)

Net investment income (loss)	(147,258)	(1,051)	(87,619)	14,081	(417)	(8,609)	(2,750)	25,114

Realized gain (loss) on investments	-	5,299	147,444	385,648	178	19,873	(9,141)	(166,705)
Change in unrealized gain (loss) on investments	-	7,176	1,554,526	2,177,675	3,211	217,639	20,771	244,902

Net gain (loss) on investments	-	12,475	1,701,970	2,563,323	3,389	237,512	11,630	78,197

Reinvested capital gains	-	4,258	-	1,013,606	252	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(147,258)	15,682	1,614,351	3,591,010	3,224	228,903	8,880	103,311

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVIE	ACVB	ACVCA	ACVIG	DSIF	DSRG	DCAP	DSC
Reinvested dividends	$44,476	69,086	-	53,198	690,791	134,825	131,517	246,962
Mortality and expense risk charges (note 2)	(24,886)	(46,679)	(55,800)	(44,515)	(483,316)	(193,825)	(74,802)	(412,508)

Net investment income (loss)	19,590	22,407	(55,800)	8,683	207,475	(59,000)	56,715	(165,546)

Realized gain (loss) on investments	(104,534)	(77,273)	120,609	(85,339)	(330,006)	(8,941)	64,221	(1,593,492)
Change in unrealized gain (loss) on investments	293,240	414,798	1,075,661	496,418	4,962,395	2,022,539	653,572	10,556,734

Net gain (loss) on investments	188,706	337,525	1,196,270	411,079	4,632,389	2,013,598	717,793	8,963,242

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$208,296	359,932	1,140,470	419,762	4,839,864	1,954,598	774,508	8,797,696

Investment Activity:	DQBP	FC2	FEIP	FHIP	TIF	AMBP	PMVRRA	SBLD
Reinvested dividends	$240,533	38,036	823,715	939,440	402,307	107,122	20,441	-
Mortality and expense risk charges (note 2)	(77,702)	(46,640)	(579,000)	(156,864)	(243,647)	(138,058)	(18,000)	(6,749)

Net investment income (loss)	162,831	(8,604)	244,715	782,576	158,660	(30,936)	2,441	(6,749)

Realized gain (loss) on investments	13,441	(398,482)	(1,663,844)	(48,114)	174,208	3,393	10,438	(35,572)
Change in unrealized gain (loss) on investments	247,529	960,083	7,343,993	713,766	992,737	1,780,236	61,070	113,765

Net gain (loss) on investments	260,970	561,601	5,680,149	665,652	1,166,945	1,783,629	71,508	78,193

Reinvested capital gains	-	1,732	-	-	-	-	13,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	$423,801	554,729	5,924,864	1,448,228	1,325,605	1,752,693	87,126	71,444

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(4,676)	(4,532)	(23,671)	(8,635)	(16,656)	(42,669)	(3,883)	(718)

Net investment income (loss)	(4,676)	(4,532)	(23,671)	(8,635)	(16,656)	(42,669)	(3,883)	(718)

Realized gain (loss) on investments	(12,444)	(9,377)	(33,390)	108,667	4,178	13,036	(11,672)	10,342
Change in unrealized gain (loss) on investments	97,658	42,925	321,716	(13,811)	262,465	571,387	96,508	(2,554)

Net gain (loss) on investments	85,214	33,548	288,326	94,856	266,643	584,423	84,836	7,788

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$80,538	29,016	264,655	86,221	249,987	541,754	80,953	7,070

Investment Activity:	PMVTRA	ROCMC
Reinvested dividends	$81,617	28,395
Mortality and expense risk charges (note 2)	(42,515)	(18,240)

Net investment income (loss)	39,102	10,155

Realized gain (loss) on investments	43,736	(191,926)
Change in unrealized gain (loss) on investments	27,648	558,063

Net gain (loss) on investments	71,384	366,137

Reinvested capital gains	103,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	$214,390	376,292

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		JAIG		HIBF		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,259,198	2,947,392	(112,234)	(111,930)	58,505	58,665	(3,128)	(2,301)
Realized gain (loss) on investments	(4,870,380)	(26,543,755)	2,030,339	1,158,587	(41,471)	(87,369)	12,645	37,953
Change in unrealized gain (loss) on investments	52,302,071	102,306,240	2,255,145	7,390,768	70,248	278,489	4,874	32,902
Reinvested capital gains	2,171,669	4,360,696	-	452,835	-	-	23,755	725

Net increase (decrease) in contract owners’ equity resulting from operations	50,862,558	83,070,573	4,173,250	8,890,260	87,282	249,785	38,146	69,279

Equity transactions:
Purchase payments received from contract owners (note 3)	8,672,626	10,709,687	341,507	418,472	20,344	21,558	12,459	10,014
Transfers between funds	(3,423,111)	(2,961,517)	(404,618)	181,091	141,424	40,836	(47,767)	302,124
Redemptions (note 3)	(45,213,049)	(44,772,322)	(2,166,078)	(2,308,239)	(167,692)	(140,834)	(51,570)	(46,588)
Annuity benefits	(43,338)	(48,798)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(279,337)	(271,819)	(10,064)	(8,276)	(424)	(359)	(148)	(101)
Contingent deferred sales charges (note 2)	(414,961)	(463,421)	(16,332)	(18,075)	(820)	(747)	(234)	(210)
Adjustments to maintain reserves	12,295	(9,407)	936	1,107	126	(65)	(174)	185

Net equity transactions	(40,688,875)	(37,817,597)	(2,254,649)	(1,733,920)	(7,042)	(79,611)	(87,434)	265,424

Net change in contract owners’ equity	10,173,683	45,252,976	1,918,601	7,156,340	80,240	170,174	(49,288)	334,703
Contract owners’ equity beginning of period	389,631,848	344,378,872	19,398,755	12,242,415	784,449	614,275	336,559	1,856

Contract owners’ equity end of period	$399,805,531	389,631,848	21,317,356	19,398,755	864,689	784,449	287,271	336,559

CHANGES IN UNITS:
Beginning units	18,184,172	17,635,120	645,335	721,840	50,503	56,983	43,371	361
Units purchased	1,411,291	7,108,602	60,573	95,025	21,417	14,473	2,335	131,330
Units redeemed	(3,142,658)	(6,559,550)	(132,552)	(171,530)	(22,082)	(20,953)	(13,246)	(88,320)

Ending units	16,452,805	18,184,172	573,356	645,335	49,838	50,503	32,460	43,371

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		TRF		GBF		CAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$169	(36)	(190,569)	35,184	460,360	642,654	(28,671)	(28,721)
Realized gain (loss) on investments	1,192	1,156	(3,463,930)	(5,532,797)	51,064	(22,574)	195,322	122,456
Change in unrealized gain (loss) on investments	(613)	400	11,086,745	19,274,910	(532,387)	(643,084)	541,618	984,436
Reinvested capital gains	-	-	-	-	1,010,985	427,512	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	748	1,520	7,432,246	13,777,297	990,022	404,508	708,269	1,078,171

Equity transactions:
Purchase payments received from contract owners (note 3)	87	685	809,373	1,447,752	333,284	414,704	25,734	48,743
Transfers between funds	37,977	11,143	(1,765,664)	(953,534)	(229,790)	(188,440)	293,225	5,476
Redemptions (note 3)	(9,367)	-	(7,014,102)	(7,018,210)	(3,142,049)	(3,842,142)	(442,661)	(401,417)
Annuity benefits	-	-	(23,537)	(24,963)	(1,308)	(1,298)	(1,740)	(1,970)
Contract maintenance charges (note 2)	(3)	(3)	(78,674)	(82,360)	(27,895)	(31,495)	(8,482)	(8,980)
Contingent deferred sales charges (note 2)	(1)	(6)	(46,944)	(51,266)	(15,538)	(20,605)	(341)	(578)
Adjustments to maintain reserves	2	(5)	17,071	(372)	752	(1,294)	(13)	(116)

Net equity transactions	28,695	11,814	(8,102,477)	(6,682,953)	(3,082,544)	(3,670,570)	(134,278)	(358,842)

Net change in contract owners’ equity	29,443	13,334	(670,231)	7,094,344	(2,092,522)	(3,266,062)	573,991	719,329
Contract owners’ equity beginning of period	13,334	-	68,680,910	61,586,566	29,011,951	32,278,013	4,274,437	3,555,108

Contract owners’ equity end of period	$42,777	13,334	68,010,679	68,680,910	26,919,429	29,011,951	4,848,428	4,274,437

CHANGES IN UNITS:
Beginning units	1,677	-	828,101	923,897	548,861	618,883	258,697	283,310
Units purchased	4,414	3,671	31,378	63,494	26,043	47,723	29,995	21,871
Units redeemed	(1,681)	(1,994)	(127,032)	(159,290)	(82,476)	(117,745)	(39,278)	(46,484)

Ending units	4,410	1,677	732,447	828,101	492,428	548,861	249,414	258,697

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMLG1		NVMMG1		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,258)	(177,007)	(1,051)	(3,351)	(87,619)	(33,586)	14,081	(5,273)
Realized gain (loss) on investments	-	-	5,299	146,792	147,444	14,345	385,648	53,681
Change in unrealized gain (loss) on investments	-	-	7,176	12,705	1,554,526	655,146	2,177,675	2,219,809
Reinvested capital gains	-	-	4,258	-	-	-	1,013,606	-

Net increase (decrease) in contract owners’ equity resulting from operations	(147,258)	(177,007)	15,682	156,146	1,614,351	635,905	3,591,010	2,268,217

Equity transactions:
Purchase payments received from contract owners (note 3)	609,242	777,807	3,899	(136,183)	129,289	229,722	508,844	205,693
Transfers between funds	883,945	758,503	32,038	47,273	(102,777)	6,243,036	(485,517)	19,844,142
Redemptions (note 3)	(3,719,523)	(4,041,781)	(19,792)	(5,499)	(703,403)	(270,534)	(2,303,957)	(824,180)
Annuity benefits	(13,749)	(16,455)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,436)	(13,626)	(44)	(148)	(3,566)	3,624	(10,943)	(4,313)
Contingent deferred sales charges (note 2)	(8,964)	(8,018)	(43)	(40)	(9,806)	(4,766)	(28,134)	(13,020)
Adjustments to maintain reserves	(4,807)	52	(37)	(164)	2,180	(18,810)	(1,914)	(1,430)

Net equity transactions	(2,265,292)	(2,543,518)	16,021	(94,761)	(688,083)	6,182,272	(2,321,621)	19,206,892

Net change in contract owners’ equity	(2,412,550)	(2,720,525)	31,703	61,385	926,268	6,818,177	1,269,389	21,475,109
Contract owners’ equity beginning of period	12,897,317	15,617,842	73,936	12,551	6,825,933	7,756	21,481,461	6,352

Contract owners’ equity end of period	$10,484,767	12,897,317	105,639	73,936	7,752,201	6,825,933	22,750,850	21,481,461

CHANGES IN UNITS:
Beginning units	492,641	589,424	9,149	1,989	873,956	1,247	2,489,175	948
Units purchased	212,549	225,151	5,958	900,773	35,028	931,788	89,069	2,874,022
Units redeemed	(299,204)	(321,934)	(3,637)	(893,613)	(116,322)	(59,079)	(345,567)	(385,795)

Ending units	405,986	492,641	11,470	9,149	792,662	873,956	2,232,677	2,489,175

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVOLG1		AVCA		IVHS		IVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(417)	(119)	(8,609)	(10,681)	(2,750)	(1,400)	25,114	(7,358)
Realized gain (loss) on investments	178	641	19,873	6,327	(9,141)	(61,721)	(166,705)	(251,212)
Change in unrealized gain (loss) on investments	3,211	2,498	217,639	299,954	20,771	98,048	244,902	425,867
Reinvested capital gains	252	574	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,224	3,594	228,903	295,600	8,880	34,927	103,311	167,297

Equity transactions:
Purchase payments received from contract owners (note 3)	5,060	-	54,785	58,183	7,884	9,892	35,891	38,248
Transfers between funds	665	31,071	(77,864)	(107,708)	57,404	10,956	(6,408)	35,960
Redemptions (note 3)	-	-	(150,101)	(189,948)	(14,587)	(60,259)	(85,591)	(75,809)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	(6)	(884)	(861)	(110)	(77)	(354)	(297)
Contingent deferred sales charges (note 2)	(20)	(15)	(2,354)	(2,462)	(156)	(202)	(574)	(606)
Adjustments to maintain reserves	(30)	10	713	266	48	(27)	216	35

Net equity transactions	5,657	31,060	(175,705)	(242,530)	50,483	(39,717)	(56,820)	(2,469)

Net change in contract owners’ equity	8,881	34,654	53,198	53,070	59,363	(4,790)	46,491	164,828
Contract owners’ equity beginning of period	34,654	-	1,791,122	1,738,052	165,840	170,630	712,109	547,281

Contract owners’ equity end of period	$43,535	34,654	1,844,320	1,791,122	225,203	165,840	758,600	712,109

CHANGES IN UNITS:
Beginning units	2,676	-	198,489	230,205	15,908	20,625	83,877	83,683
Units purchased	576	3,672	11,552	12,111	9,596	4,273	11,874	23,857
Units redeemed	(120)	(996)	(30,805)	(43,827)	(4,716)	(8,990)	(18,735)	(23,663)

Ending units	3,132	2,676	179,236	198,489	20,788	15,908	77,016	83,877

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVIE		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,590	6,514	22,407	152,535	(55,800)	(11,085)	8,683	120,551
Realized gain (loss) on investments	(104,534)	(114,134)	(77,273)	(266,366)	120,609	(12,263)	(85,339)	(72,440)
Change in unrealized gain (loss) on investments	293,240	643,170	414,798	598,532	1,075,661	2,238,348	496,418	482,007
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,296	535,550	359,932	484,701	1,140,470	2,215,000	419,762	530,118

Equity transactions:
Purchase payments received from contract owners (note 3)	79,786	81,527	61,364	64,376	3,754	116,288	94,065	116,083
Transfers between funds	(36,794)	163,600	18,972	(69,875)	(28,187)	(6,534,557)	(175,707)	(48,687)
Redemptions (note 3)	(380,994)	(304,337)	(471,756)	(637,431)	(383,245)	(634,182)	(477,642)	(419,661)
Annuity benefits	-	-	-	-	(1,924)	(2,154)	-	-
Contract maintenance charges (note 2)	(1,009)	(929)	(2,796)	(3,188)	(6,331)	(8,058)	(1,808)	(1,747)
Contingent deferred sales charges (note 2)	(1,813)	(1,995)	(2,751)	(4,006)	(108)	(6,231)	(3,999)	(4,686)
Adjustments to maintain reserves	266	(521)	61	407	962	1,027	-	895

Net equity transactions	(340,558)	(62,655)	(396,906)	(649,717)	(415,079)	(7,067,867)	(565,091)	(357,803)

Net change in contract owners’ equity	(132,262)	472,895	(36,974)	(165,016)	725,391	(4,852,867)	(145,329)	172,315
Contract owners’ equity beginning of period	2,171,653	1,698,758	3,777,424	3,942,440	4,097,921	8,950,788	3,726,654	3,554,339

Contract owners’ equity end of period	$2,039,391	2,171,653	3,740,450	3,777,424	4,823,312	4,097,921	3,581,325	3,726,654

CHANGES IN UNITS:
Beginning units	134,717	140,626	329,045	391,485	162,639	481,110	306,469	340,781
Units purchased	12,517	35,003	24,288	19,119	2,193	296,074	16,681	27,137
Units redeemed	(33,682)	(40,912)	(57,639)	(81,559)	(17,092)	(614,545)	(61,738)	(61,449)

Ending units	113,552	134,717	295,694	329,045	147,740	162,639	261,412	306,469

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIF		DSRG		DCAP		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$207,475	287,386	(59,000)	(40,114)	56,715	65,361	(165,546)	108,514
Realized gain (loss) on investments	(330,006)	(1,328,072)	(8,941)	(364,551)	64,221	(160,966)	(1,593,492)	(2,931,228)
Change in unrealized gain (loss) on investments	4,962,395	6,706,965	2,022,539	4,430,861	653,572	696,819	10,556,734	9,099,587
Reinvested capital gains	-	2,225,666	-	-	-	376,661	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,839,864	7,891,945	1,954,598	4,026,196	774,508	977,875	8,797,696	6,276,873

Equity transactions:
Purchase payments received from contract owners (note 3)	996,392	1,245,378	445,942	534,102	193,343	198,897	942,274	1,151,817
Transfers between funds	(604,455)	(818,704)	(227,247)	(400,694)	(116,788)	460,751	(665,169)	(600,995)
Redemptions (note 3)	(4,384,765)	(4,017,602)	(1,912,176)	(1,387,381)	(745,331)	(599,784)	(3,286,242)	(3,149,768)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21,629)	(20,228)	(7,926)	(7,304)	(3,036)	(2,596)	(16,732)	(14,399)
Contingent deferred sales charges (note 2)	(48,561)	(57,894)	(26,707)	(29,216)	(7,598)	(8,489)	(58,877)	(61,784)
Adjustments to maintain reserves	(3,754)	(115)	1,682	9,783	1,429	1,812	(6,248)	(5,922)

Net equity transactions	(4,066,772)	(3,669,165)	(1,726,432)	(1,280,710)	(677,981)	50,591	(3,090,994)	(2,681,051)

Net change in contract owners’ equity	773,092	4,222,780	228,166	2,745,486	96,527	1,028,466	5,706,702	3,595,822
Contract owners’ equity beginning of period	39,443,591	35,220,811	16,040,426	13,294,940	6,111,118	5,082,652	31,869,522	28,273,700

Contract owners’ equity end of period	$40,216,683	39,443,591	16,268,592	16,040,426	6,207,645	6,111,118	37,576,224	31,869,522

CHANGES IN UNITS:
Beginning units	1,534,085	1,708,090	786,996	861,072	447,701	450,589	1,842,173	2,032,625
Units purchased	63,080	93,134	32,521	47,183	29,539	80,435	76,432	128,221
Units redeemed	(217,057)	(267,139)	(115,247)	(121,259)	(77,777)	(83,323)	(240,348)	(318,673)

Ending units	1,380,108	1,534,085	704,270	786,996	399,463	447,701	1,678,257	1,842,173

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DQBP		FC2		FEIP		FHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$162,831	221,660	(8,604)	(3,477)	244,715	420,922	782,576	767,625
Realized gain (loss) on investments	13,441	(163,310)	(398,482)	(713,822)	(1,663,844)	(3,451,346)	(48,114)	(553,602)
Change in unrealized gain (loss) on investments	247,529	737,549	960,083	1,690,022	7,343,993	13,569,391	713,766	3,759,820
Reinvested capital gains	-	-	1,732	896	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	423,801	795,899	554,729	973,619	5,924,864	10,538,967	1,448,228	3,973,843

Equity transactions:
Purchase payments received from contract owners (note 3)	129,677	147,548	153,502	174,291	1,055,333	1,290,112	270,560	331,448
Transfers between funds	41,539	(91,851)	256,657	5,248	(707,705)	(434,839)	(150,977)	(308,057)
Redemptions (note 3)	(911,265)	(1,036,752)	(540,887)	(476,073)	(4,873,141)	(5,017,223)	(1,601,678)	(1,321,433)
Annuity benefits	-	-	-	-	(943)	(1,840)	-	-
Contract maintenance charges (note 2)	(3,151)	(3,218)	(1,908)	(1,665)	(27,403)	(25,656)	(6,424)	(5,930)
Contingent deferred sales charges (note 2)	(7,777)	(9,418)	(3,032)	(4,062)	(55,850)	(60,200)	(19,468)	(21,837)
Adjustments to maintain reserves	775	1,014	(1,441)	909	3,115	(529)	(3,120)	119

Net equity transactions	(750,202)	(992,677)	(137,109)	(301,352)	(4,606,594)	(4,250,175)	(1,511,107)	(1,325,690)

Net change in contract owners’ equity	(326,401)	(196,778)	417,620	672,267	1,318,270	6,288,792	(62,879)	2,648,153
Contract owners’ equity beginning of period	6,274,964	6,471,742	3,664,536	2,992,269	46,917,824	40,629,032	12,671,017	10,022,864

Contract owners’ equity end of period	$5,948,563	6,274,964	4,082,156	3,664,536	48,236,094	46,917,824	12,608,138	12,671,017

CHANGES IN UNITS:
Beginning units	356,513	417,262	380,484	415,549	1,875,058	2,086,629	743,170	835,241
Units purchased	38,031	37,805	70,673	106,478	70,058	131,842	35,463	45,759
Units redeemed	(78,635)	(98,554)	(83,760)	(141,543)	(249,034)	(343,413)	(120,245)	(137,830)

Ending units	315,909	356,513	367,397	380,484	1,696,082	1,875,058	658,388	743,170

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF		AMBP		AMTP		PMVRRA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$158,660	426,526	(30,936)	200,866	-	(4,931)	2,441	22,327
Realized gain (loss) on investments	174,208	(220,014)	3,393	(267,250)	-	(265,920)	10,438	(47,693)
Change in unrealized gain (loss) on investments	992,737	4,702,603	1,780,236	1,980,251	-	487,881	61,070	164,229
Reinvested capital gains	-	731,605	-	-	-	-	13,177	53,002

Net increase (decrease) in contract owners’ equity resulting from operations	1,325,605	5,640,720	1,752,693	1,913,867	-	217,030	87,126	191,865

Equity transactions:
Purchase payments received from contract owners (note 3)	420,312	505,165	184,256	194,014	-	22,386	129,204	56,626
Transfers between funds	(425,150)	(394,036)	(90,787)	(172,030)	-	(797,604)	218,810	159,020
Redemptions (note 3)	(2,083,352)	(1,818,962)	(1,024,472)	(1,193,929)	-	(54,652)	(204,033)	(249,205)
Annuity benefits	-	-	(137)	(118)	-	-	-	-
Contract maintenance charges (note 2)	(9,828)	(9,237)	(8,622)	(8,510)	-	(197)	(720)	(631)
Contingent deferred sales charges (note 2)	(25,187)	(28,371)	(11,893)	(12,521)	-	(404)	(954)	(1,256)
Adjustments to maintain reserves	3,080	(4,136)	(326)	735	-	(216)	(542)	1,263

Net equity transactions	(2,120,125)	(1,749,577)	(951,981)	(1,192,359)	-	(830,687)	141,765	(34,183)

Net change in contract owners’ equity	(794,520)	3,891,143	800,712	721,508	-	(613,657)	228,891	157,682
Contract owners’ equity beginning of period	20,901,796	17,010,653	10,691,869	9,970,361	-	613,657	1,302,602	1,144,920

Contract owners’ equity end of period	$20,107,276	20,901,796	11,492,581	10,691,869	-	-	1,531,493	1,302,602

CHANGES IN UNITS:
Beginning units	856,838	945,038	501,931	565,805	-	106,353	109,739	112,800
Units purchased	31,085	44,659	17,895	20,505	-	21,216	44,626	72,509
Units redeemed	(119,589)	(132,859)	(59,794)	(84,379)	-	(127,569)	(33,394)	(75,570)

Ending units	768,334	856,838	460,032	501,931	-	-	120,971	109,739

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLD		SBLJ		SBLN		SBLO
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(6,749)	(6,874)	(4,676)	(3,472)	(4,532)	(4,209)	(23,671)	(23,905)
Realized gain (loss) on investments	(35,572)	(116,713)	(12,444)	(30,695)	(9,377)	(10,970)	(33,390)	(337,684)
Change in unrealized gain (loss) on investments	113,765	209,079	97,658	132,171	42,925	89,510	321,716	895,621
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,444	85,492	80,538	98,004	29,016	74,331	264,655	534,032

Equity transactions:
Purchase payments received from contract owners (note 3)	23,778	36,348	14,182	12,194	16,592	18,412	69,844	82,678
Transfers between funds	(5,606)	(61,459)	83,542	48,483	35,450	16,550	(110,534)	(374,767)
Redemptions (note 3)	(78,745)	(123,873)	(35,764)	(26,394)	(138,997)	(33,225)	(281,529)	(237,787)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(270)	(275)	(187)	(139)	(181)	(168)	(947)	(956)
Contingent deferred sales charges (note 2)	(404)	(565)	(372)	(364)	(268)	(257)	(1,418)	(1,777)
Adjustments to maintain reserves	(92)	98	(251)	174	72	(149)	362	(32)

Net equity transactions	(61,339)	(149,726)	61,150	33,954	(87,332)	1,163	(324,222)	(532,641)

Net change in contract owners’ equity	10,105	(64,234)	141,688	131,958	(58,316)	75,494	(59,567)	1,391
Contract owners’ equity beginning of period	552,975	617,209	344,334	212,376	378,540	303,046	1,959,354	1,957,963

Contract owners’ equity end of period	$563,080	552,975	486,022	344,334	320,224	378,540	1,899,787	1,959,354

CHANGES IN UNITS:
Beginning units	61,716	81,426	45,011	39,475	36,928	36,644	213,205	279,709
Units purchased	6,816	13,578	15,575	19,624	5,860	5,147	15,922	42,175
Units redeemed	(13,490)	(33,288)	(8,716)	(14,088)	(14,171)	(4,863)	(49,563)	(108,679)

Ending units	55,042	61,716	51,870	45,011	28,617	36,928	179,564	213,205

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLP		SBLQ		SBLV		SBLX
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(8,635)	(7,154)	(16,656)	(14,306)	(42,669)	(31,341)	(3,883)	(4,115)
Realized gain (loss) on investments	108,667	(11,720)	4,178	(115,228)	13,036	(134,444)	(11,672)	(90,929)
Change in unrealized gain (loss) on investments	(13,811)	307,084	262,465	633,015	571,387	1,039,633	96,508	202,534
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,221	288,210	249,987	503,481	541,754	873,848	80,953	107,490

Equity transactions:
Purchase payments received from contract owners (note 3)	24,268	22,314	48,130	49,011	198,436	120,873	10,756	18,651
Transfers between funds	(118,350)	164,324	49,368	33,965	251,150	475,106	(16,258)	(92,500)
Redemptions (note 3)	(100,369)	(75,996)	(221,899)	(211,083)	(378,753)	(385,780)	(28,170)	(34,097)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(345)	(286)	(687)	(588)	(1,719)	(1,267)	(155)	(165)
Contingent deferred sales charges (note 2)	(478)	(475)	(1,012)	(1,400)	(2,651)	(2,841)	(199)	(282)
Adjustments to maintain reserves	45	(30)	194	(555)	411	(181)	(113)	(194)

Net equity transactions	(195,229)	109,851	(125,906)	(130,650)	66,874	205,910	(34,139)	(108,587)

Net change in contract owners’ equity	(109,008)	398,061	124,081	372,831	608,628	1,079,758	46,814	(1,097)
Contract owners’ equity beginning of period	823,936	425,875	1,352,238	979,407	3,261,019	2,181,261	314,681	315,778

Contract owners’ equity end of period	$714,928	823,936	1,476,319	1,352,238	3,869,647	3,261,019	361,495	314,681

CHANGES IN UNITS:
Beginning units	65,600	57,785	123,810	137,935	301,666	286,630	42,126	56,389
Units purchased	20,579	39,149	21,656	53,383	57,351	93,873	11,057	21,967
Units redeemed	(36,219)	(31,334)	(33,115)	(67,508)	(51,170)	(78,837)	(15,488)	(36,230)

Ending units	49,960	65,600	112,351	123,810	307,847	301,666	37,695	42,126

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLY		PMVTRA		ROCMC		SVOF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(718)	(425)	39,102	96,695	10,155	(13,588)	-	(135,834)
Realized gain (loss) on investments	10,342	(1,303)	43,736	(6,767)	(191,926)	(183,588)	-	(10,157,002)
Change in unrealized gain (loss) on investments	(2,554)	13,119	27,648	102,331	558,063	696,578	-	14,964,680
Reinvested capital gains	-	-	103,904	91,220	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,070	11,391	214,390	283,479	376,292	499,402	-	4,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	2,407	1,888	143,567	107,502	63,220	58,756	-	405,712
Transfers between funds	(8,025)	34,152	656,730	929,937	126,137	116,335	-	(20,630,262)
Redemptions (note 3)	-	(9,816)	(479,901)	(385,015)	(197,470)	(154,677)	-	(1,550,764)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(29)	(17)	(1,710)	(1,261)	(739)	(554)	-	(5,372)
Contingent deferred sales charges (note 2)	(38)	(33)	(2,416)	(2,450)	(869)	(1,076)	-	(18,915)
Adjustments to maintain reserves	(6)	2	1,311	2,004	(622)	718	(24)	2,843

Net equity transactions	(5,691)	26,176	317,581	650,717	(10,343)	19,502	(24)	(21,796,758)

Net change in contract owners’ equity	1,379	37,567	531,971	934,196	365,949	518,904	(24)	(17,124,914)
Contract owners’ equity beginning of period	50,345	12,778	3,053,206	2,119,010	1,395,512	876,608	24	17,124,938

Contract owners’ equity end of period	$51,724	50,345	3,585,177	3,053,206	1,761,461	1,395,512	-	24

CHANGES IN UNITS:
Beginning units	6,147	2,051	236,312	184,738	141,676	138,923	1	908,965
Units purchased	5,005	5,735	96,880	114,832	37,151	30,448	-	108,378
Units redeemed	(5,667)	(1,639)	(73,212)	(63,258)	(39,362)	(27,695)	(1)	(1,017,342)

Ending units	5,485	6,147	259,980	236,312	139,465	141,676	-	1

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

JANUS FUNDS

Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Partners Portfolio - I Class Shares (AMTP)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)*

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $359,284 and $818,404, respectively, and total transfers from the Account to the fixed account were $1,219,924 and $2,468,432, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $13,250 and $56 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$399,806,852	0	$399,806,852

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31.2010 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Overseas Portfolio - Institutional Shares JAIG	$1,536,251	$3,566,590
Federated NVIT High Income Bond Fund - Class I HIBF	382,819	341,348
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	92,153	104,798
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	13,004	14,196
NVIT Fund - Class I TRF	13,725,569	10,261,639
NVIT Government Bond Fund - Class I GBF	4,023,541	4,074,605
NVIT Growth Fund - Class I CAF	579,664	774,986
NVIT Money Market Fund - Class I SAM	6,780,442	6,780,442
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	26,334	31,633
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	738,134	885,578
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	2,300,537	2,686,184
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	1,790	1,968
V.I. Capital Appreciation Fund - Series I AVCA	234,683	254,556
V.I. Global Health Care Fund - Series I IVHS	57,279	48,138
V.I. Global Real Estate Fund - Series I IVRE	309,066	142,361
V.I. International Growth Fund - Series I AVIE	573,180	468,646

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

VP Balanced Fund - Class I ACVB	708,881	631,608
VP Capital Appreciation Fund - Class I ACVCA	358,735	479,344
VP Income & Growth Fund - Class I ACVIG	815,420	730,081
Stock Index Fund, Inc. - Initial Shares DSIF	4,985,829	4,655,823
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	2,044,254	2,035,313
Appreciation Portfolio - Initial Shares DCAP	846,895	911,116
Developing Leaders Portfolio - Initial Shares DSC	5,150,733	3,557,241
Quality Bond Portfolio - Initial Shares DQBP	1,265,165	1,278,606
Contrafund Portfolio - Service Class 2 FC2	1,054,787	656,305
Equity-Income Portfolio - Initial Class FEIP	6,975,950	5,312,106
High Income Portfolio - Initial Class FHIP	1,836,750	1,788,636
Templeton Foreign Securities Fund - Class 1 TIF	2,273,163	2,447,372
Balanced Portfolio - I Class Shares AMBP	1,209,052	1,212,445
Real Return Portfolio - Administrative Class PMVRRA	346,092	356,529
Series D (Global Series) SBLD	150,401	114,829
Series J (Mid Cap Growth Series) SBLJ	70,986	58,542
Series N (Managed Asset Allocation Series) SBLN	151,765	142,388
Series O (All Cap Value Series) SBLO	452,316	418,926
Series P (High Yield Series) SBLP	321,971	430,638
Series Q (Small Cap Value Series) SBLQ	327,501	331,679
Series V (Mid Cap Value Series) SBLV	422,106	435,143
Series X (Small Cap Growth Series) SBLX	125,568	113,896
Series Y (Select 25 Series) SBLY	36,969	47,311
Total Return Portfolio - Administrative Class PMVTRA	706,857	750,593
Micro-Cap Portfolio - Investment Class ROCMC	543,776	351,850

Total	$64,556,368	$59,685,988

(5) Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2010. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2010	1.30%	573,356	$37.18	$21,317,356	0.69%	23.68%
2009	1.30%	645,335	30.06	19,398,755	0.93%	77.22%
2008	1.30%	721,840	16.96	12,242,415	4.49%	-52.74%
2007	1.30%	758,346	35.89	27,216,991	0.62%	26.64%
2006	1.30%	829,381	28.34	23,504,625	1.99%	45.12%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
2009	1.30%	50,503	15.53	784,449	9.61%	44.10%
2008	1.30%	56,983	10.78	614,275	8.93%	-28.93%
2007	1.30%	72,263	15.17	1,096,225	7.49%	1.79%
2006	1.30%	83,360	14.90	1,242,064	7.20%	9.17%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
2009	1.30%	43,371	7.76	336,559	0.13%	50.97%
2008	1.30%	361	5.14	1,856	0.00%	-48.63%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
2009	1.30%	1,677	7.95	13,334	0.57%	29.82%
NVIT Fund - Class I (TRF)
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
2009	1.30%	828,101	80.89 to 83.28	68,577,532	1.51%	24.46%
2008	1.30%	923,897	64.99 to 66.92	61,480,606	1.53%	-42.32%
2007	1.30%	1,097,211	112.67 to 116.01	126,569,280	1.05%	6.77%
2006	1.30%	1,290,474	105.53 to 108.65	139,424,438	1.05%	12.15%
NVIT Government Bond Fund - Class I (GBF)
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
2009	1.30%	548,861	52.84 to 52.86	29,004,723	3.31%	1.35%
2008	1.30%	618,883	52.14 to 52.16	32,269,954	4.08%	6.32%
2007	1.30%	703,984	49.04 to 49.06	34,525,294	4.27%	5.76%
2006	1.30%	769,710	46.37 to 46.39	35,693,483	3.96%	2.00%
NVIT Growth Fund - Class I (CAF)
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
2009	1.30%	258,697	16.52	4,272,690	0.55%	31.74%
2008	1.30%	283,310	12.54	3,551,960	0.27%	-39.50%
2007	1.30%	329,004	20.72	6,818,385	0.17%	17.98%
2006	1.30%	410,944	17.57	7,218,539	0.05%	4.79%
NVIT Money Market Fund - Class I (SAM)
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
2009	1.30%	492,641	25.80 to 28.04	12,868,032	0.04%	-1.26% to -1.27%
2008	1.30%	589,424	26.13 to 28.40	15,572,313	2.03%	0.73%
2007	1.30%	511,715	25.94 to 28.19	13,452,816	4.66%	3.42%
2006	1.30%	512,094	25.08 to 27.26	12,994,957	4.38%	3.18%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%
2009	1.30%	9,149	8.08	73,936	0.59%	28.05%
2008	1.30%	1,989	6.31	12,551	0.34%	-36.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
2009	1.30%	873,956	7.81	6,825,933	0.00%	25.56%
2008	1.30%	1,247	6.22	7,756	0.00%	-37.75%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
2009	1.30%	2,489,175	8.63	21,481,461	1.18%	28.81%
2008	1.30%	948	6.70	6,352	1.14%	-33.01%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
2009	1.30%	2,676	12.95	34,654	0.13%	29.46%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%
2009	1.30%	198,489	9.02	1,791,122	0.87%	19.50%
2008	1.30%	230,205	7.55	1,738,052	0.00%	-43.24%
2007	1.30%	240,113	13.30	3,193,521	0.00%	10.55%
2006	1.30%	277,593	12.03	3,339,466	0.05%	4.92%
V.I. Global Health Care Fund - Series I (IVHS)
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
2009	1.30%	15,908	10.42 to 10.46	165,840	0.34%	26.01%
2008	1.30%	20,625	8.27 to 8.30	170,630	0.00%	-29.55%
2007	1.30%	30,772	11.73 to 11.79	361,057	0.00%	10.39%
2006	1.30%	9,171	10.63	97,488	0.00%	6.30%	*

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Real Estate Fund - Series I (IVRE)
2010	1.30%	77,016	$9.78 to $ 9.85	$758,600	4.84%	15.99%
2009	1.30%	83,877	8.43 to 8.49	712,109	0.00%	29.82%
2008	1.30%	83,683	6.49 to 6.54	547,281	5.32%	-45.37%
2007	1.30%	103,865	11.89 to 11.97	1,243,255	8.52%	-6.77%
2006	1.30%	43,468	12.75 to 12.84	558,121	1.82%	27.52% to 28.40%	*
V.I. International Growth Fund - Series I (AVIE)
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
2009	1.30%	134,717	16.12	2,171,653	1.83%	33.48%
2008	1.30%	140,626	12.08	1,698,758	0.69%	-41.16%
2007	1.30%	111,709	20.52	2,292,270	0.43%	13.22%
2006	1.30%	116,700	18.13	2,115,769	1.00%	26.57%
VP Balanced Fund - Class I (ACVB)
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
2009	1.30%	329,045	11.48	3,777,424	5.51%	13.98%
2008	1.30%	391,485	10.07	3,942,440	2.72%	-21.37%
2007	1.30%	444,810	12.81	5,697,834	2.14%	3.56%
2006	1.30%	499,893	12.37	6,183,366	2.08%	8.20%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
2009	1.30%	162,639	25.15	4,090,655	1.49%	35.29%
2008	1.30%	481,110	18.59	8,943,975	0.00%	-46.89%
2007	1.30%	551,004	35.00	19,285,372	0.00%	43.90%
2006	1.30%	592,823	24.32	14,418,211	0.00%	15.70%
VP Income & Growth Fund - Class I (ACVIG)
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
2009	1.30%	306,469	12.16	3,726,654	6.28%	16.56%
2008	1.30%	340,781	10.43	3,554,339	2.60%	-35.44%
2007	1.30%	376,866	16.15	6,086,401	1.93%	-1.37%
2006	1.30%	422,565	16.38	6,921,603	1.86%	15.57%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
2009	1.30%	1,534,085	25.71	39,443,591	2.43%	24.69%
2008	1.30%	1,708,090	20.62	35,220,811	2.42%	-37.96%
2007	1.30%	1,888,564	33.24	62,775,318	1.72%	3.88%
2006	1.30%	2,160,533	32.00	69,136,170	1.63%	14.00%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
2009	1.30%	786,996	20.38	16,040,426	0.94%	32.02%
2008	1.30%	861,072	15.44	13,294,940	0.74%	-35.28%
2007	1.30%	936,992	23.85	22,347,303	0.55%	6.38%
2006	1.30%	1,061,979	22.42	23,809,612	0.11%	7.78%
Appreciation Portfolio - Initial Shares (DCAP)
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
2009	1.30%	447,701	13.65	6,111,118	2.85%	20.97%
2008	1.30%	450,589	11.28	5,082,652	2.41%	-30.47%
2007	1.30%	560,484	16.23	9,096,652	1.54%	5.73%
2006	1.30%	596,307	15.35	9,153,308	1.56%	14.97%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
2009	1.30%	1,842,173	17.30	31,869,522	1.91%	24.40%
2008	1.30%	2,032,625	13.91	28,273,700	1.06%	-38.41%
2007	1.30%	2,243,833	22.58	50,665,634	0.79%	-12.22%
2006	1.30%	2,630,656	25.72	67,660,440	0.41%	2.42%
Quality Bond Portfolio - Initial Shares (DQBP)
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
2009	1.30%	356,513	17.60	6,274,964	4.52%	13.46%
2008	1.30%	417,262	15.51	6,471,742	4.63%	-5.43%
2007	1.30%	495,980	16.40	8,134,080	5.09%	2.19%
2006	1.30%	621,438	16.05	9,974,084	4.51%	2.88%
Contrafund Portfolio - Service Class 2 (FC2)
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
2009	1.30%	380,484	9.63 to 9.66	3,664,536	1.15%	33.71%
2008	1.30%	415,549	7.20 to 7.23	2,992,269	0.84%	-43.44%
2007	1.30%	385,075	12.73 to 12.78	4,902,349	1.00%	15.77%
2006	1.30%	218,327	11.00 to 11.04	2,401,598	1.16%	10.00% to 10.36%	*

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2010	1.30%	1,696,082	$28.44	$48,236,094	1.81%	13.65%
2009	1.30%	1,875,058	25.02	46,916,913	2.63%	28.52%
2008	1.30%	2,086,629	19.47	40,626,580	2.72%	-43.40%
2007	1.30%	2,350,913	34.40	80,871,282	1.81%	0.20%
2006	1.30%	2,626,831	34.33	90,179,021	3.28%	18.64%
High Income Portfolio - Initial Class (FHIP)
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
2009	1.30%	743,170	17.05	12,671,017	7.95%	42.09%
2008	1.30%	835,241	12.00	10,022,864	8.46%	-25.96%
2007	1.30%	935,417	16.20	15,153,799	8.01%	1.44%
2006	1.30%	1,040,565	15.97	16,617,862	7.40%	9.79%
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
2009	1.30%	856,838	24.39	20,901,796	5.73%	35.56%
2008	1.30%	945,038	18.00	17,010,653	4.02%	-41.01%
2007	1.30%	1,054,802	30.51	32,181,989	2.17%	14.28%
2006	1.30%	1,220,801	26.70	32,595,352	1.41%	20.12%
Balanced Portfolio - I Class Shares (AMBP)
2010	1.30%	460,032	24.98 to 24.98	11,491,834	0.99%	17.28%
2009	1.30%	501,931	21.30	10,691,173	3.83%	20.87%
2008	1.30%	565,805	17.62	9,969,731	4.10%	-39.94%
2007	1.30%	604,146	29.34	17,725,681	1.15%	14.09%
2006	1.30%	688,370	25.72	17,704,108	0.78%	9.23%
Partners Portfolio - I Class Shares (AMTP)
2008	1.30%	106,353	5.77	613,657	1.08%	-53.01%
2007	1.30%	22,803	12.28	280,021	0.99%	7.91%
2006	1.30%	10,058	11.38	114,460	1.04%	13.80%	*
Real Return Portfolio - Administrative Class (PMVRRA)
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
2009	1.30%	109,739	11.86 to 11.87	1,302,602	3.02%	16.81% to 16.95%
2008	1.30%	112,800	10.15	1,144,920	3.56%	-8.23%
2007	1.30%	34,815	11.07	385,402	6.00%	9.28%
2006	1.30%	49,126	10.13	497,646	5.11%	1.30%	*
Series D (Global Series) (SBLD)
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
2009	1.30%	61,716	8.96	552,975	0.00%	18.21%
2008	1.30%	81,426	7.58	617,209	0.00%	-39.19%
2007	1.30%	77,458	12.46	965,127	0.00%	7.41%
2006	1.30%	51,999	11.60	603,188	0.00%	16.00%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%
2009	1.30%	45,011	7.65	344,334	0.00%	42.19%
2008	1.30%	39,475	5.38	212,376	0.00%	-40.75%
2007	1.30%	29,261	9.08	265,690	0.00%	-11.67%
2006	1.30%	16,258	10.28	167,132	0.00%	2.80%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
2009	1.30%	36,928	10.25	378,540	0.00%	23.94%
2008	1.30%	36,644	8.27	303,046	0.00%	-28.15%
2007	1.30%	65,443	11.51	753,249	0.00%	4.73%
2006	1.30%	25,651	10.99	281,904	0.00%	9.90%	*
Series O (All Cap Value Series) (SBLO)
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
2009	1.30%	213,205	9.19	1,959,354	0.00%	31.29%
2008	1.30%	279,709	7.00	1,957,963	0.00%	-39.23%
2007	1.30%	121,957	11.52 to 11.56	1,404,966	0.00%	1.47%
2006	1.30%	87,799	11.35 to 11.4	996,541	0.00%	13.5% to 13.97%	*
Series P (High Yield Series) (SBLP)
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
2009	1.30%	65,600	12.56	823,936	0.00%	70.42%
2008	1.30%	57,785	7.37	425,875	0.00%	-30.89%
2007	1.30%	65,313	10.66	696,237	0.00%	0.76%
2006	1.30%	62,437	10.58	660,583	0.00%	5.80%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
2009	1.30%	123,810	10.92 to 10.97	1,352,238	0.00%	53.80% to 53.91%
2008	1.30%	137,935	7.10 to 7.13	979,407	0.00%	-39.39%
2007	1.30%	92,999	11.71 to 11.76	1,089,029	0.00%	8.81%
2006	1.30%	33,616	10.76	361,708	0.00%	7.60%	*

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Series V (Mid Cap Value Series) (SBLV)
2010	1.30%	307,847	$12.57 to $ 12.61	$3,869,647	0.00%	16.27%
2009	1.30%	301,666	10.81 to 10.84	3,261,019	0.00%	42.05% to 42.06%
2008	1.30%	286,630	7.61 to 7.63	2,181,261	0.00%	-29.40%
2007	1.30%	335,513	10.78 to 10.81	3,616,835	0.00%	0.53%
2006	1.30%	175,077	10.72 to 10.76	1,876,830	0.00%	7.20% to 7.55%	*
Series X (Small Cap Growth Series) (SBLX)
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
2009	1.30%	42,126	7.47	314,681	0.00%	33.39%
2008	1.30%	56,389	5.60	315,778	0.00%	-47.91%
2007	1.30%	22,946	10.74	246,440	0.00%	4.17%
2006	1.30%	9,845	10.31	101,502	0.00%	3.10%	*
Series Y (Select 25 Series) (SBLY)
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
2009	1.30%	6,147	8.19	50,345	0.00%	31.46%
2008	1.30%	2,051	6.23	12,778	0.00%	-37.89%
2007	1.30%	1,884	10.02	18,878	0.00%	-7.48%
2006	1.30%	1,936	10.83	20,967	0.00%	8.30%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
2009	1.30%	236,312	12.92 to 12.96	3,053,206	5.12%	12.55% to 12.64%
2008	1.30%	184,738	11.47 to 11.52	2,119,010	4.47%	3.39%
2007	1.30%	74,518	11.09 to 11.14	826,451	5.43%	7.32%
2006	1.30%	33,396	10.33	344,981	2.90%	3.30%	*
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
2009	1.30%	141,676	9.85 to 9.86	1,395,512	0.00%	55.99% to 56.10%
2008	1.30%	138,923	6.31 to 6.32	876,608	2.95%	-44.01%
2007	1.30%	110,927	11.28 to 11.29	1,251,283	2.22%	2.62%
2006	1.30%	40,766	10.99 to 11	448,021	0.31%	9.9% to 10.04%	*
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.30%	1	27.48	24	0.00%	45.82%
2008	1.30%	908,965	18.84	17,124,938	2.54%	-40.88%
2007	1.30%	1,007,744	31.87	32,116,823	0.62%	5.24%
2006	1.30%	1,161,657	30.28	35,175,040	0.00%	10.76%

2010	Reserves for annuity contracts in payout phase:				121,951
2010	Contract owners equity:				$399,805,531
2009	Reserves for annuity contracts in payout phase:				150,511
2009	Contract owners equity:				$389,631,848
2008	Reserves for annuity contracts in payout phase:				172,591
2008	Contract owners equity:				$344,378,872
2007	Reserves for annuity contracts in payout phase:				329,169
2007	Contract owners equity:				$595,938,388
2006	Reserves for annuity contracts in payout phase:				399,932
2006	Contract owners equity:				$637,994,120

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
***	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units Issued and outstanding at period end.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.